Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingent Liabilities [Abstract]
Schedule of future minimum lease payments
Thousand USD
2019	3,368
2020	622
2021	488
2022 and thereafter	1,073
Total	5,551